UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

  CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                 Investment Company Act file number 811-08850

                               ICAP Funds, Inc.
              (Exact name of registrant as specified in charter)

                        225 West Wacker Drive, Suite 2400
                                Chicago, IL 60606
               (Address of principal executive offices) (Zip code)

                                Pamela H. Conroy
                        Institutional Capital Corporation
                        225 West Wacker Drive, Suite 2400
                             Chicago, Illinois 60606
                     (Name and address of agent for service)

                                   Copies to:

                                  Carol A. Gehl
                              Godfrey & Kahn, S.C.
                             780 North Water Street
                           Milwaukee, Wisconsin 53202

       Registrant's telephone number, including area code 312-424-9100

                  Date of fiscal year end: December 31, 2003

                   Date of reporting period: June 30, 2004

Item 1 - Reports to Stockholders

ICAP FUNDS
Semi-Annual Report

JUNE 30, 2004
--------------------------------------------------------------------------------
ICAP DISCRETIONARY EQUITY PORTFOLIO
ICAP EQUITY PORTFOLIO
ICAP SELECT EQUITY PORTFOLIO
ICAP EURO SELECT EQUITY PORTFOLIO

                                                                [LOGO]
                                                                 ICAP
                                                        INSTITUTIONAL CAPITAL*

                      This page left blank intentionally.

Table of Contents

Letter to Shareholders.......................................................2

ICAP DISCRETIONARY EQUITY PORTFOLIO
Fund Overview................................................................4
  Schedule of Investments ...................................................6
  Statement of Assets and Liabilities .......................................8
  Statement of Operations ...................................................8
  Statements of Changes in Net Assets .......................................9
  Financial Highlights .....................................................10

ICAP EQUITY PORTFOLIO
  Fund Overview ............................................................12
  Schedule of Investments ..................................................14
  Statement of Assets and Liabilities ......................................16
  Statement of Operations ..................................................16
  Statements of Changes in Net Assets ......................................17
  Financial Highlights .....................................................18

ICAP SELECT EQUITY PORTFOLIO
  Fund Overview ............................................................20
  Schedule of Investments ..................................................22
  Statement of Assets and Liabilities ......................................23
  Statement of Operations ..................................................23
  Statements of Changes in Net Assets ......................................24
  Financial Highlights .....................................................25

ICAP EURO SELECT EQUITY PORTFOLIO
  Fund Overview ............................................................26
  Schedule of Investments ..................................................28
  Statement of Assets and Liabilities ......................................29
  Statement of Operations ..................................................29
  Statements of Changes in Net Assets ......................................30
  Financial Highlights .....................................................31
  Notes to Financial Statements ............................................32

Dear Fellow Shareholders

[PHOTO]

Robert H. Lyon
President and Chief Investment Officer
The consensus game plan for the first half of 2004 was for stocks to follow the strong trend of earnings until mid-year and then pause to assess the political winds.

The consensus game plan for the first half of 2004 was for stocks to follow the strong trend of earnings until mid-year and then pause to assess the political winds. Earnings came through in spades with a strong first quarter and even stronger gains anticipated for the second quarter, but market returns were muted. After wide disparities in 2003, performance registered in the low single digits for a whole range of broad averages. The culprits appeared to be insurgency in Iraq, al-Qaida-sponsored terrorism in Saudi Arabia and Spain, and a jump in U.S. inflation.

As we look out over the next year, we can make a mathematical case for mid- to high-single-digit returns. Corporate profit growth, although destined to slow from a peak in the second quarter of 2004, should still be very strong this year. S&P 500/R Index profits are expected to be up about 18% to $65 in 2004 and could come in around $70 in 2005. Applying a 17x P/E to the upper end of the earnings range yields a target of 1200 for the S&P 500 Index a year out. However, larger gains are unlikely, as the macro-economic environment appears to be on the cusp of a subtle but distinct change in direction.

Post 9/11, U.S. policy-makers appropriately applied a massive amount of monetary and fiscal stimulus to the U.S. economy, and after a (lengthy) lag, the medicine took hold. Consumer and government spending have been quite strong for some time, and now the industrial economy is recovering aided by sharply higher profits and better balance sheets. However, policy is currently cresting at the maximum level of stimulus. The Federal Reserve has just begun what is likely to be a long series of increases in short-term interest rates. At the same time, a very pro-investor set of tax cuts is unlikely to be enhanced and may become vulnerable to some give-backs. These moves will not derail economic growth in the short run, but they will make double-digit returns in equities and bonds much more challenging.

The Fed funds rate, having held at 1% for the past year, has begun to ratchet up and, based on historical experience, should already be something on the order of 4%. While a 4% nominal short rate (corresponding to a 1.5% real rate) would not be considered restrictive, a 300-basis-point rise in short rates does not historically correlate with much strength in equity prices. As short-term rates rise, the key question will be whether the 10-year Treasury bond yield holds near 5% or goes to 6%. If it reaches 6%, the 10-year bond yield divided discount models for equities would become more problematic.

In addition, regardless of who wins the election, certain parts of the 2003 tax package are set to expire at the end of 2004. Moreover, the absolute size of the Federal deficit is likely to result in less expansive fiscal policy from Congress. As time goes on, investors will begin to wonder if the dividend and capital gains tax relief granted in 2003 will be renewed in 2008/9 when those very positive provisions are set to expire.

Just as the prospects for monetary and fiscal policy are beginning to shift, so too is the outlook for corporate profits. Corporate profit margins have rebounded to near record levels due to very strong productivity gains that have muted unit labor costs. As hiring improves, productivity gains are bound to slow, and unit labor costs set to rise, unless this can all be offset through higher prices. Unfortunately, higher inflation would lead to higher interest rates and commensurately lower P/Es.

While all this sounds fairly unpleasant, it is a realistic scenario and one in which investors can still profit. However, this environment may cause various asset classes to reverse. The "reflation trade" of 2003 that benefited everything from junk bonds to emerging market instruments to small-cap/low-quality stocks is likely to downshift, while the larger capitalization, higher quality stocks move to the forefront. Although large-cap stocks are now undervalued versus small cap stocks, this could be completely reversed by a slowdown in the rate of change of corporate profits, which is set to occur by the second half of 2004.

Within the larger capitalization universe and in a lower return world, we would expect that lower multiple, higher yielding, free cash flow generating stocks would be best positioned. This should be especially true when managements can redress past problems or policies that inhibited stock market performance. Particularly attractive opportunities could be available in stocks with less analyst coverage or in stocks that have been viewed skeptically because of major impediments that are now being rectified.

Our team of analysts has recently uncovered a fairly large group of interesting opportunities that fits this paradigm including Microsoft, J.P. Morgan Chase, Baxter International, and Fannie Mae. I would also single out Aventis; one of our best stocks in the first half. Aventis, a subject of our long-standing analysis of large-cap global multinationals domiciled outside our borders, is set to merge with Sanofi-Synthelabo. The resulting entity will be the third largest pharmaceutical company in the world, have some exciting new products, and sell at about 12x our estimate of 2005 earnings excluding goodwill charges.

In addition, at the sector level, we remain very optimistic about energy stocks. While this group led the market in the first half of 2004 and the price of crude oil may very likely retreat from its recent highs, we believe the long-term supply/demand fundamentals for energy remain excellent, and valuations are moderate (including attractive dividend yields). Demand for energy is being driven by strength in the U.S. economy as well as substantial incremental demand from East Asia and India. While China is likely to experience a cooling off over the next several quarters, significant long-term growth is expected, and the Chinese are determined to obtain large and secure supplies of energy to fuel growth in their economy. Meanwhile, increased production from non-OPEC sources has been limited. Increased Russian production will have to be enabled by considerable infrastructure investment that is not in place, and the bulk of global reserves lies in the increasingly unstable Gulf states. Moreover, North American natural gas production, despite high prices, has not increased. Our holdings of BP, Exxon Mobil, ConocoPhillips, Marathon Oil, and Occidental Petroleum were strong contributors in the first half of 2004, and we remain optimistic that such companies are well positioned for the future.

A similar phenomenon appears to be unfolding in agriculture - a frequently overlooked and underinvested corner of the stock market. According to the USDA, carryovers of corn and soybeans are at historically low levels, a condition that was not helped by a lower-than-expected Brazilian harvest this spring. Meanwhile, protein demand, again driven by Chinese consumption, remains strong. China has 20% of the world's people, but only 5% of the world's arable land. This imbalance continues to grow as Chinese farmers move to industrial areas, with farmland being converted for industrial/residential use. These trends should lead to higher farm income in the United States and Brazil as well as stronger volumes for processors. Our investments in Archer-Daniels-Midland and Deere & Co. should continue to benefit from this phenomenon. Both companies appear to be working to improve their returns and judiciously utilize their cash flow.

Consequently, while we expect more moderate gains in the market averages for the next few quarters, our analysts are looking for exploitable opportunities across a broad range of industries. The global economic pie is likely to continue to expand rapidly in coming years, but how it is split may look much different from the experience of the 1980s and 1990s.

We appreciate your continued support of the ICAP Funds.

Sincerely,

/s/Robert H. Lyon

Robert H. Lyon
President and Chief Investment Officer
June 30, 2004

Past performance is not a guarantee of future results. Return and share price will fluctuate, and redemption value may be more or less than your original investment. The ICAP Funds are actively managed. The stocks mentioned may or may not be held in any of the ICAP Funds at any given time. You should consider the Fund's investment objectives, risks, charges and expenses carefully before you invest. The Fund's prospectus, which can be obtained by calling toll free 1-888-221-ICAP (4227), contains this and other information about the Funds. Read the prospectus carefully before you invest or send money.

Except for historical information contained in this semi-annual report for the ICAP Funds, the matters discussed in this report may constitute forward-looking statements made pursuant to the safe harbor provisions of the Securities Litigation Reform Act of 1995. These include any predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for the ICAP Funds in the current prospectus, other factors bearing on these reports include the accuracy of the adviser's forecasts and predictions, and the appropriateness of the investment programs designed by the adviser to implement its strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the ICAP Funds to differ materially as compared to applicable benchmarks.

ICAP Discretionary Equity Portfolio

Performance (%) as of June 30, 2004
--------------------------------------------------------------------------------
                                                            ANNUALIZED
                                                  ------------------------------
                                                                        SINCE
                          2Q04    YTD    1 YEAR    3 YEAR    5 YEAR   12/31/1994
--------------------------------------------------------------------------------
ICAP Discretionary
  Equity Portfolio        0.18   3.19     18.69     -0.51      0.91     11.96
S&P 500 Index             1.72   3.44     19.11     -0.69     -2.20     11.93

Growth of $10,000
December 31, 1994 through June 30, 2004

ICAP Discretionary Equity Portfolio:       $29,236
S&P 500 Index:                             $29,162

                   ICAP
               Discretionary
                  Equity       S&P 500
                Portfolio       Index
----------------------------------------
12/31/94          $10,000      $10,000
 3/31/95          $10,881      $10,974
 6/30/95          $12,234      $12,021
 9/30/95          $13,190      $12,977
12/31/95          $13,521      $13,758
 3/31/96          $14,595      $14,496
 6/30/96          $14,828      $15,147
 9/30/96          $15,335      $15,615
12/31/96          $16,976      $16,917
 3/31/97          $17,650      $17,370
 6/30/97          $20,498      $20,403
 9/30/97          $22,273      $21,931
12/31/97          $21,831      $22,560
 3/31/98          $24,325      $25,707
 6/30/98          $25,156      $26,556
 9/30/98          $21,052      $23,915
12/31/98          $24,053      $29,008
 3/31/99          $24,888      $30,453
 6/30/99          $27,948      $32,600
 9/30/99          $25,355      $30,564
12/31/99          $27,625      $35,112
 3/31/00          $28,030      $35,917
 6/30/00          $26,659      $34,963
 9/30/00          $28,173      $34,624
12/31/00          $29,924      $31,915
 3/31/01          $28,663      $28,131
 6/30/01          $29,686      $29,778
 9/30/01          $26,698      $25,407
12/31/01          $29,135      $28,122
 3/31/02          $29,073      $28,200
 6/30/02          $26,124      $24,421
 9/30/02          $20,977      $20,202
12/31/02          $21,888      $21,907
 3/31/03          $21,725      $21,217
 6/30/03          $24,633      $24,484
 9/30/03          $24,984      $25,131
12/31/03          $28,332      $28,191
 3/31/04          $29,184      $28,668
 6/30/04          $29,236      $29,162

The chart shown above assumes an initial gross investment of $10,000 made on December 31, 1994, the Portfolio's inception date. All performance in the above table and chart includes the reinvestment of all dividends and is net of fees and expenses. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. In the absence of existing fee waivers, the total return would be reduced. Current performance may be lower or higher than the performance data shown. To obtain performance information current to the most recent month end, please call 1-888-221-ICAP (4227) or visit www.icapfunds.com. The performance data table and chart do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares. The Portfolio's holdings may differ significantly from the securities in the index. The index is unmanaged and therefore does not reflect the cost of portfolio management or trading. A direct investment in any index is not possible.

ICAP Discretionary Equity Portfolio
As of June 30, 2004

Fund Facts
Date of inception...................... 12/31/1994
Ticker symbol............................... ICDEX
CUSIP................................... 448926105
NAV........................................ $28.23
Net assets.......................... $32.8 million

Fund Objective
The investment objective of the ICAP Discretionary Equity Portfolio is to seek a superior total return with only a moderate degree of risk. The Portfolio seeks to achieve its investment objective by investing primarily in U.S. dollar-denominated equity securities of companies with market capitalizations of at least $2 billion. The Portfolio seeks to achieve a total return greater than the S&P 500 Index over a full market cycle and indices comprised of value-oriented stocks over shorter periods. The Portfolio may invest up to 20% of its net assets in cash and cash equivalents for any purpose, including pending investment or reinvestment, and may invest up to 100% of its total assets in such instruments for temporary defensive purposes when market conditions warrant. To the extent the Portfolio invests for temporary defensive purposes, it may not achieve its investment objective. The Portfolio will typically hold between 40 and 45 securities.

Investor Profile
This Portfolio is most appropriate for investors who seek the capital appreciation of large- and mid-cap equities with only a moderate degree of risk. The investor should be looking to invest for the long term.

Portfolio Characteristics
Number of holdings................................................. 48
Percent in equities............................................. 98.3%
Percent in cash and other assets less liabilities................ 1.7%
Price/earnings ratio...........................................  16.7x
Weighted average market cap..............................  $91 billion

Top 10 Holdings
Percent of net assets
--------------------------------------------------------------------------------
Bank of America Corp.                            4.6%
Citigroup, Inc.                                  4.5%
ConocoPhillips                                   3.4%
J.P. Morgan Chase & Co.                          3.3%
Cendant Corp.                                    3.1%
Wells Fargo & Co.                                3.1%
The St. Paul Travelers Cos., Inc.                3.0%
GlaxoSmithKline plc ADR                          2.9%
BellSouth Corp.                                  2.7%
Entergy Corp.                                    2.6%

Sector Weightings
Percent of equities
--------------------------------------------------------------------------------
Basic industries................................3%
Capital spending................................8%
Communications..................................5%
Consumer durables...............................2%
Consumer services..............................11%
Consumer staples................................3%
Energy.........................................11%
Financial......................................29%
Health care....................................10%
Retail..........................................3%
Technology......................................9%
Utilities.......................................6%

ICAP Discretionary Equity Portfolio


Schedule of Investments by Sector
As of June 30, 2004 (unaudited)
--------------------------------------------------------------------------------
                                                    NUMBER
                                                  OF SHARES             VALUE
--------------------------------------------------------------------------------

COMMON STOCKS - 98.3%
BASIC INDUSTRIES - 3.1%
Archer-Daniels-Midland Co.                            20,250          $339,795
Du Pont (EI) de Nemours & Co.                         15,100           670,742
                                                                 -------------
                                                                     1,010,537
                                                                 -------------

CAPITAL SPENDING - 8.1%
Deere & Co.                                            6,900           483,966
General Electric Co.                                  25,700           832,680
Tyco International Ltd.                               23,100           765,534
Waste Management, Inc.                                18,850           577,753
                                                                 -------------
                                                                     2,659,933
                                                                 -------------

COMMUNICATIONS - 5.1%
BellSouth Corp.                                       34,200           896,724
Comcast Corp. Class A*                                27,014           757,202
                                                                 -------------
                                                                     1,653,926
                                                                 -------------

CONSUMER DURABLES - 1.5%
Masco Corp.                                           16,050           500,439
                                                                 -------------

CONSUMER SERVICES - 10.4%
Cendant Corp.                                         41,750         1,022,040
Clear Channel Communications, Inc.                    20,150           744,543
Corinthian Colleges, Inc.*                             4,600           113,804
Gannett Co., Inc.                                      5,986           507,912
InterActive Corp.*                                     6,000           180,840
R.R. Donnelley & Sons Co.                              9,250           305,435
Time Warner, Inc.*                                    30,750           540,585
                                                                 -------------
                                                                     3,415,159
                                                                 -------------


--------------------------------------------------------------------------------
                                                    NUMBER
                                                  OF SHARES             VALUE
--------------------------------------------------------------------------------

CONSUMER STAPLES - 3.0%
Clorox Co.                                             6,050          $325,369
PepsiCo, Inc.                                         12,250           660,030
                                                                 -------------
                                                                       985,399
                                                                 -------------

ENERGY - 10.8%
BP plc ADR                                            12,050           645,518
ConocoPhillips                                        14,568         1,111,393
Exxon Mobil Corp.                                     13,950           619,519
Marathon Oil Corp.                                    16,485           623,792
Occidental Petroleum Corp.                            11,250           544,612
                                                                 -------------
                                                                     3,544,834
                                                                 -------------

FINANCIAL - 28.7%
Bank of America Corp.                                 17,950         1,518,929
Citigroup, Inc.                                       32,017         1,488,790
Fannie Mae                                             9,000           642,240
Goldman Sachs Group, Inc.                              6,600           621,456
J.P. Morgan Chase & Co.                               27,700         1,073,929
MBNA Corp.                                            23,900           616,381
MetLife, Inc.                                         18,301           656,090
Morgan Stanley                                        15,050           794,190
The St. Paul Travelers Cos., Inc.                     23,987           972,433
Wells Fargo & Co.                                     17,700         1,012,971
                                                                 -------------
                                                                     9,397,409
                                                                 -------------

HEALTH CARE - 9.2%
Aventis SA ADR                                        10,100           768,307
Baxter International, Inc.                            15,700           541,807
GlaxoSmithKline plc ADR                               23,000           953,580
Pfizer, Inc.                                          21,800           747,304
                                                                 -------------
                                                                     3,010,998
                                                                 -------------


See notes to financial statements.
*Non-income producing.

ICAP Discretionary Equity Portfolio

As of June 30, 2004 (unaudited)

--------------------------------------------------------------------------------
                                                    NUMBER
                                                  OF SHARES             VALUE
--------------------------------------------------------------------------------

RETAIL - 3.3%
Lowe's Cos., Inc.                                      6,000          $315,300
Staples, Inc.                                         14,750           432,323
Target Corp.                                           8,050           341,884
                                                                 -------------
                                                                     1,089,507
                                                                 -------------

TECHNOLOGY - 9.0%
Hewlett-Packard Co.                                   21,151           446,286
International Business Machines Corp.                  7,150           630,272
Microsoft Corp.                                       27,700           791,112
Motorola, Inc.                                        17,050           311,163
Philips Electronics NV ADR                            28,724           781,293
                                                                 -------------
                                                                     2,960,126
                                                                 -------------

UTILITIES - 6.1%
Dominion Resources, Inc.                               8,500           536,180
Entergy Corp.                                         15,300           856,953
Public Service Enterprise Group, Inc.                 15,250           610,457
                                                                 -------------
                                                                     2,003,590
                                                                 -------------

TOTAL COMMON STOCKS
  (cost $27,260,046)                                                32,231,857
                                                                 -------------


--------------------------------------------------------------------------------
                                                  PRINCIPAL
                                                    AMOUNT              VALUE
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENT - 2.0%

VARIABLE RATE DEMAND DEPOSIT - 2.0%
UMB Bank Money Market Fiduciary                     $675,702          $675,702
                                                                 -------------

TOTAL SHORT-TERM INVESTMENT
  (cost $675,702)                                                      675,702
                                                                 -------------

TOTAL INVESTMENTS - 100.3%
  (cost $27,935,748)                                                32,907,559

Liabilities less Other Assets - (0.3)%                               (104,008)
                                                                 -------------

NET ASSETS - 100.0%                                                $32,803,551
                                                                 =============

See notes to financial statements.

ICAP Discretionary Equity Portfolio

Statement of Assets and Liabilities
June 30, 2004 (unaudited)

ASSETS:
Investments, at cost                                               $27,935,748
                                                                 =============

Investments, at value                                              $32,907,559
Receivable for securities sold                                         487,276
Dividends and interest receivable                                       40,411
Tax reclaim receivable                                                   4,245
Other assets                                                            12,798
                                                                 -------------
     Total assets                                                   33,452,289
                                                                 -------------


LIABILITIES:
Payable for securities purchased                                       594,949
Accrued investment advisory fee                                          5,548
Accrued expenses and other liabilities                                  30,432
Dividends payable                                                       17,809
                                                                 -------------
     Total liabilities                                                 648,738
                                                                 -------------

NET ASSETS                                                         $32,803,551
                                                                 =============

NET ASSETS CONSIST OF:
Capital stock                                                          $11,620
Paid-in-capital in excess of par                                    21,103,606
Accumulated net investment loss                                          (714)
Accumulated net realized gain
  on investments and foreign
  currency transactions                                              6,717,228
Net unrealized appreciation
  on investments                                                     4,971,811
                                                                 -------------

NET ASSETS                                                         $32,803,551
                                                                 =============

CAPITAL STOCK, $0.01 PAR VALUE
Authorized                                                         100,000,000
Issued and outstanding                                               1,161,942

NET ASSET VALUE, REDEMPTION
PRICE AND OFFERING PRICE
PER SHARE                                                               $28.23
                                                                        ======
See notes to financial statements.

Statement of Operations
For the six months ended June 30, 2004 (unaudited)

INVESTMENT INCOME:
Dividends(1)                                                          $654,973
Interest                                                                 2,936
                                                                 -------------
Total investment income                                                657,909
                                                                 -------------

EXPENSES:
Investment advisory fees                                               276,532
Fund administration and accounting fees                                 50,754
Shareholder servicing                                                   10,931
Legal fees                                                              10,197
Federal and state registration fees                                     10,197
Audit fees                                                               9,981
Directors' fees and expenses                                             9,448
Custody fees                                                             8,309
Reports to shareholders                                                  4,389
Other                                                                    2,429
                                                                 -------------

Total expenses before waiver
  and reimbursements                                                   393,167
Waiver and reimbursements
  of expenses by Adviser                                             (116,635)
                                                                 -------------

Net expenses                                                           276,532
                                                                 -------------

NET INVESTMENT INCOME                                                  381,377
                                                                 -------------

REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments                                    13,095,913
Change in net unrealized appreciation
  on investments                                                  (11,683,826)
                                                                 -------------

Net gain on investments                                              1,412,087
                                                                 -------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $1,793,464
                                                                 =============

(1) Net of $10,523 in foreign withholding taxes.

ICAP Discretionary Equity Portfolio

Statements of Changes in Net Assets
--------------------------------------------------------------------------------
                                              SIX MONTHS ENDED      YEAR ENDED
                                               JUNE 30, 2004       DECEMBER 31,
                                                (unaudited)            2003
--------------------------------------------------------------------------------
OPERATIONS:
Net investment income                               $381,377          $721,980
Net realized gain on investments                  13,095,913         1,729,895
Change in net unrealized
  appreciation on investments                   (11,683,826)        16,019,861
                                               -------------     -------------
Net increase in net assets
  resulting from operations                        1,793,464        18,471,736
                                               -------------     -------------

DISTRIBUTIONS PAID FROM:
Net investment income                              (382,091)         (721,980)
                                               -------------     -------------
Net decrease in net assets resulting from
  distributions paid                               (382,091)         (721,980)
                                               -------------     -------------

CAPITAL SHARE TRANSACTIONS:
Shares sold                                        2,147,032         6,714,331
Reinvested distributions                             354,257           688,753
Shares redeemed                                 (49,663,122)       (9,095,970)
                                               -------------     -------------
Net decrease in net assets resulting from
  capital share transactions                    (47,161,833)       (1,692,886)
                                               -------------     -------------

TOTAL INCREASE (DECREASE) IN NET ASSETS         (45,750,460)        16,056,870

NET ASSETS:
Beginning of period                               78,554,011        62,497,141
                                               -------------     -------------
End of period                                    $32,803,551       $78,554,011
                                               =============     =============

TRANSACTIONS IN SHARES:
Shares sold                                           77,194           297,041
Reinvested distributions                              12,525            28,690
Shares redeemed                                  (1,776,927)         (379,909)
                                               -------------     -------------
Net decrease                                     (1,687,208)          (54,178)
                                               =============     =============

See notes to financial statements.

ICAP Discretionary Equity Portfolio

Financial Highlights

------------------------------------------------------------------------------------------------------------------------------------
                                          SIX MONTHS ENDED
(For a share outstanding                   JUNE 30, 2004                           YEAR ENDED DECEMBER 31,
throughout the period)                      (unaudited)        2003           2002           2001           2000           1999
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD                            $27.57         $21.53         $28.94        $30.51          $33.69         $32.01

Income from investment operations:
  Net investment income                            0.22           0.25           0.24          0.26            0.41           0.46
  Net realized and unrealized gain (loss)
     on investments                                0.66           6.04         (7.41)        (1.07)            2.11           4.26
                                             ----------     ----------     ----------    ----------      ----------     ----------

     Total income (loss) from investment
       operations                                  0.88           6.29         (7.17)        (0.81)            2.52           4.72
                                             ----------     ----------     ----------    ----------      ----------     ----------

Less distributions:
  From net investment income                     (0.22)         (0.25)         (0.24)        (0.26)          (0.41)         (0.46)
  From net realized gain on investments               -              -              -        (0.50)          (5.29)         (2.58)
                                             ----------     ----------     ----------    ----------      ----------     ----------

     Total distributions                         (0.22)         (0.25)         (0.24)        (0.76)          (5.70)         (3.04)
                                             ----------     ----------     ----------    ----------      ----------     ----------

NET ASSET VALUE, END OF PERIOD                   $28.23         $27.57         $21.53        $28.94          $30.51         $33.69
                                             ==========     ==========     ==========    ==========      ==========     ==========
TOTAL RETURN(1)                                   3.19%         29.44%       (24.88)%       (2.63)%           8.32%         14.85%

SUPPLEMENTAL DATA AND RATIOS:
  Net assets, end of period (in thousands)      $32,804        $78,554        $62,497       $89,926        $147,887       $222,111
  Ratio of expenses to average net assets:
     Before expense reimbursement(2)              1.14%          1.14%          1.10%         1.01%           0.96%          0.95%
     After expense reimbursement(2)               0.80%          0.80%          0.80%         0.80%           0.80%          0.80%
  Ratio of net investment income to
     average net assets:
     Before expense reimbursement(2)              0.76%          0.70%          0.66%         0.64%           1.03%          1.16%
     After expense reimbursement(2)               1.10%          1.04%          0.96%         0.85%           1.19%          1.31%
  Portfolio turnover rate(1)                        40%            99%            86%          106%            132%           137%


(1) Not annualized for the six months ended June 30, 2004.
(2) Annualized.

See notes to financial statements.

                      This page left blank intentionally.

ICAP Equity Portfolio

Performance (%) as of June 30, 2004
--------------------------------------------------------------------------------
                                                            ANNUALIZED
                                                  ------------------------------
                                                                        SINCE
                          2Q04    YTD    1 YEAR    3 YEAR    5 YEAR   12/31/1994
--------------------------------------------------------------------------------
ICAP Equity Portfolio     0.32   3.41     18.97     -0.02      1.36     12.86
S&P 500 Index             1.72   3.44     19.11     -0.69     -2.20     11.93

Growth of $10,000
December 31, 1994 through June 30, 2004

ICAP Equity Portfolio:                     $31,547
S&P 500 Index:                             $29,162


                          ICAP
                         Equity       S&P 500
                        Portfolio      Index
-------------------------------------------------
12/31/94                 $10,000      $10,000
 3/31/95                 $10,925      $10,974
 6/30/95                 $12,385      $12,021
 9/30/95                 $13,473      $12,977
12/31/95                 $13,885      $13,758
 3/31/96                 $15,047      $14,496
 6/30/96                 $15,246      $15,147
 9/30/96                 $15,778      $15,615
12/31/96                 $17,531      $16,917
 3/31/97                 $18,201      $17,370
 6/30/97                 $21,338      $20,403
 9/30/97                 $23,173      $21,931
12/31/97                 $22,630      $22,560
 3/31/98                 $25,359      $25,707
 6/30/98                 $26,233      $26,556
 9/30/98                 $21,647      $23,915
12/31/98                 $25,215      $29,008
 3/31/99                 $26,253      $30,453
 6/30/99                 $29,490      $32,600
 9/30/99                 $26,623      $30,564
12/31/99                 $29,321      $35,112
 3/31/00                 $29,714      $35,917
 6/30/00                 $28,271      $34,963
 9/30/00                 $29,909      $34,624
12/31/00                 $31,625      $31,915
 3/31/01                 $30,434      $28,131
 6/30/01                 $31,570      $29,778
 9/30/01                 $28,356      $25,407
12/31/01                 $31,433      $28,122
 3/31/02                 $31,351      $28,200
 6/30/02                 $28,169      $24,421
 9/30/02                 $22,628      $20,202
12/31/02                 $23,681      $21,907
 3/31/03                 $23,433      $21,217
 6/30/03                 $26,516      $24,484
 9/30/03                 $26,907      $25,131
12/31/03                 $30,507      $28,191
 3/31/04                 $31,445      $28,668
 6/30/04                 $31,547      $29,162


The chart shown above assumes an initial gross investment of $10,000 made on December 31, 1994, the Portfolio's inception date. All performance in the above table and chart includes the reinvestment of all dividends and is net of fees and expenses. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. In the absence of existing fee waivers, the total return would be reduced. Current performance may be lower or higher than the performance data shown. To obtain performance information current to the most recent month end, please call 1-888-221-ICAP (4227) or visit www.icapfunds.com. The performance data table and chart do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares. The Portfolio's holdings may differ significantly from the securities in the index. The index is unmanaged and therefore does not reflect the cost of portfolio management or trading. A direct investment in any index is not possible.

ICAP Equity Portfolio
As of June 30, 2004

Fund Facts
Date of inception...................... 12/31/1994
Ticker symbol............................... ICAEX
CUSIP................................... 448926204
NAV........................................ $42.02
Net assets........................... $1.0 billion

Fund Objective
The investment objective of the ICAP Equity Portfolio is to seek a superior total return with only a moderate degree of risk. The Portfolio seeks to achieve its investment objective by investing primarily in U.S. dollar-denominated equity securities of companies with market capitalizations of at least $2 billion. The Portfolio seeks to achieve a total return greater than the S&P 500 Index over a full market cycle and indices comprised of value-oriented stocks over shorter periods. The Portfolio may invest in cash and cash equivalents to meet anticipated redemption requests, to pay expenses and pending investment or reinvestment. The Portfolio's investment in such instruments will generally not exceed 5% of its total assets. The Portfolio intends to be virtually fully invested in equity securities at all times. The Portfolio will typically hold between 40 and 45 securities.

Investor Profile
This Portfolio is most appropriate for investors who seek the capital appreciation of large- and mid-cap equities with only a moderate degree of risk. The investor should be looking to invest for the long term.

Portfolio Characteristics
Number of holdings................................................. 48
Percent in equities............................................. 97.7%
Percent in cash and other assets less liabilities................ 2.3%
Price/earnings ratio............................................ 16.7x
Weighted average market cap............................... $91 billion

Top 10 Holdings
Percent of net assets
--------------------------------------------------------------------------------
Bank of America Corp.                            4.6%
Citigroup, Inc.                                  4.4%
ConocoPhillips                                   3.3%
J.P. Morgan Chase & Co.                          3.3%
Cendant Corp.                                    3.3%
Wells Fargo & Co.                                3.1%
GlaxoSmithKline plc ADR                          3.1%
The St. Paul Travelers Cos., Inc.                2.9%
BellSouth Corp.                                  2.7%
General Electric Co.                             2.6%

Sector Weightings
Percent of equities
--------------------------------------------------------------------------------
Basic industries ...............................3%
Capital spending ...............................8%
Communications .................................5%
Consumer durables ..............................2%
Consumer services .............................11%
Consumer staples ...............................3%
Energy ........................................11%
Financial .....................................29%
Health care ...................................10%
Retail .........................................3%
Technology .....................................9%
Utilities ......................................6%

ICAP Equity Portfolio

Schedule of Investments by Sector
As of June 30, 2004 (unaudited)

--------------------------------------------------------------------------------
                                                    NUMBER
                                                  OF SHARES             VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 97.7%
BASIC INDUSTRIES - 3.0%
Archer-Daniels-Midland Co.                           635,300       $10,660,334
Du Pont (EI) de Nemours & Co.                        456,100        20,259,962
                                                                 -------------
                                                                    30,920,296
                                                                 -------------

CAPITAL SPENDING - 7.9%
Deere & Co.                                          207,000        14,518,980
General Electric Co.                                 804,150        26,054,460
Tyco International Ltd.                              697,500        23,115,150
Waste Management, Inc.                               519,100        15,910,415
                                                                 -------------
                                                                    79,599,005
                                                                 -------------

COMMUNICATIONS - 4.9%
BellSouth Corp.                                    1,029,650        26,997,423
Comcast Corp. Class A*                               814,322        22,825,446
                                                                 -------------
                                                                    49,822,869
                                                                 -------------

CONSUMER DURABLES - 1.5%
Masco Corp.                                          483,800        15,084,884
                                                                 -------------

CONSUMER SERVICES - 10.5%
Cendant Corp.                                      1,340,950        32,826,456
Clear Channel Communications, Inc.                   631,250        23,324,687
Corinthian Colleges, Inc.*                           137,850         3,410,409
Gannett Co., Inc.                                    179,163        15,201,981
InterActive Corp.*                                   177,450         5,348,343
R.R. Donnelley & Sons Co.                            278,850         9,207,627
Time Warner, Inc.*                                   925,600        16,272,048
                                                                 -------------
                                                                   105,591,551
                                                                 -------------


--------------------------------------------------------------------------------
                                                    NUMBER
                                                  OF SHARES             VALUE
--------------------------------------------------------------------------------

CONSUMER STAPLES - 3.0%
Clorox Co.                                           182,850        $9,833,673
PepsiCo, Inc.                                        383,650        20,671,062
                                                                 -------------
                                                                    30,504,735
                                                                 -------------

ENERGY - 10.7%
BP plc ADR                                           363,150        19,453,946
ConocoPhillips                                       438,088        33,421,734
Exxon Mobil Corp.                                    439,900        19,535,959
Marathon Oil Corp.                                   496,904        18,802,847
Occidental Petroleum Corp.                           339,850        16,452,139
                                                                 -------------
                                                                   107,666,625
                                                                 -------------

FINANCIAL - 28.3%
Bank of America Corp.                                542,450        45,902,119
Citigroup, Inc.                                      963,900        44,821,350
Fannie Mae                                           274,750        19,606,160
Goldman Sachs Group, Inc.                            199,250        18,761,380
J.P. Morgan Chase & Co.                              848,400        32,892,468
MBNA Corp.                                           721,850        18,616,511
MetLife, Inc.                                        551,409        19,768,013
Morgan Stanley                                       455,050        24,012,988
The St. Paul Travelers Cos., Inc.                    723,407        29,326,920
Wells Fargo & Co.                                    552,800        31,636,744
                                                                 -------------
                                                                   285,344,653
                                                                 -------------

HEALTH CARE - 9.4%
Aventis SA ADR                                       324,050        24,650,484
Baxter International, Inc.                           477,950        16,494,054
GlaxoSmithKline plc ADR                              745,600        30,912,576
Pfizer, Inc.                                         657,650        22,544,242
                                                                 -------------
                                                                    94,601,356
                                                                 -------------


See notes to financial statements.
*Non-income producing.

ICAP Equity Portfolio

As of June 30, 2004 (unaudited)

--------------------------------------------------------------------------------
                                                    NUMBER
                                                  OF SHARES             VALUE
--------------------------------------------------------------------------------

RETAIL - 3.3%
Lowe's Cos., Inc.                                    179,350        $9,424,842
Staples, Inc.                                        442,800        12,978,468
Target Corp.                                         265,676        11,283,260
                                                                 -------------
                                                                    33,686,570
                                                                 -------------
TECHNOLOGY - 9.1%
Hewlett-Packard Co.                                  637,719        13,455,871
International Business Machines Corp.                230,700        20,336,205
Microsoft Corp.                                      835,900        23,873,304
Motorola, Inc.                                       522,850         9,542,012
Philips Electronics NV ADR                           891,871        24,258,891
                                                                 -------------
                                                                    91,466,283
                                                                 -------------

UTILITIES - 6.1%
Dominion Resources, Inc.                             255,750        16,132,710
Entergy Corp.                                        461,700        25,859,817
Public Service Enterprise Group, Inc.                483,200        19,342,496
                                                                 -------------
                                                                    61,335,023
                                                                 -------------
TOTAL COMMON STOCKS
  (cost $805,609,673)                                              985,623,850
                                                                 -------------

--------------------------------------------------------------------------------
                                                  PRINCIPAL
                                                    AMOUNT              VALUE
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENT - 5.9%

VARIABLE RATE DEMAND DEPOSIT - 5.9%
UMB Bank Money Market
  Fiduciary                                      $59,671,760       $59,671,760
                                                                 -------------

TOTAL SHORT-TERM INVESTMENT
  (cost $59,671,760)                                                59,671,760
                                                                 -------------

TOTAL INVESTMENTS - 103.6%
  (cost $865,281,433)                                            1,045,295,610
Liabilities less Other Assets - (3.6)%                            (36,852,475)
                                                                 -------------

NET ASSETS - 100.0%                                             $1,008,443,135
                                                                ==============


See notes to financial statements.

ICAP Equity Portfolio

Statement of Assets and Liabilities
June 30, 2004 (unaudited)
ASSETS:
Investments, at cost                                              $865,281,433
                                                                 =============

Investments, at value                                           $1,045,295,610
Receivable for securities sold                                      12,596,880
Dividends and interest receivable                                    1,057,434
Tax reclaim receivable                                                  13,330
Receivable for fund shares sold                                        606,547
Other assets                                                            22,227
                                                                 -------------
     Total assets                                                1,059,592,028
                                                                 -------------


LIABILITIES:
Payable for securities purchased                                    26,463,945
Payable for fund shares redeemed                                    23,742,873
Accrued investment advisory fee                                        631,985
Accrued expenses and other liabilities                                  93,371
Dividends payable                                                      216,719
                                                                 -------------
     Total liabilities                                              51,148,893
                                                                 -------------

NET ASSETS                                                      $1,008,443,135
                                                                ==============

NET ASSETS CONSIST OF:
Capital stock                                                         $239,963
Paid-in-capital in excess of par                                   867,094,527
Accumulated net investment loss                                       (22,238)
Accumulated net realized loss
  on investments and foreign
  currency transactions                                           (38,883,294)
Net unrealized appreciation
  on investments                                                   180,014,177
                                                                 -------------

NET ASSETS                                                      $1,008,443,135
                                                                ==============

CAPITAL STOCK, $0.01 PAR VALUE
Authorized                                                         100,000,000
Issued and outstanding                                              23,996,336

NET ASSET VALUE, REDEMPTION
PRICE AND OFFERING PRICE
PER SHARE                                                               $42.02
                                                                        ======

See notes to financial statements.

Statement of Operations
For the six months ended June 30, 2004 (unaudited)

INVESTMENT INCOME:
Dividends(1)                                                       $10,558,236
Interest                                                                24,243
                                                                 -------------
Total investment income                                             10,582,479
                                                                 -------------

EXPENSES:
Investment advisory fees                                             4,261,136
Fund administration and accounting fees                                183,605
Custody fees                                                            49,410
Shareholder servicing                                                   35,686
Reports to shareholders                                                 16,082
Federal and state registration fees                                     12,614
Legal fees                                                              10,119
Audit fees                                                               9,981
Directors' fees and expenses                                             9,448
Other                                                                    7,290
                                                                 -------------

Total expenses before waiver
  and reimbursements                                                 4,595,371
Waiver and reimbursements
  of expenses by Adviser                                             (334,235)
                                                                 -------------

Net expenses                                                         4,261,136
                                                                 -------------

NET INVESTMENT INCOME                                                6,321,343
                                                                 -------------

REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments                                    73,417,907
Change in net unrealized appreciation
  on investments                                                  (44,252,475)
                                                                 -------------

Net gain on investments                                             29,165,432
                                                                 -------------

NET INCREASE IN
NET ASSETS RESULTING
FROM OPERATIONS                                                    $35,486,775
                                                                 =============

(1) Net of $167,252 in foreign withholding taxes.

ICAP Equity Portfolio

Statements of Changes in Net Assets
--------------------------------------------------------------------------------
                                              SIX MONTHS ENDED      YEAR ENDED
                                               JUNE 30, 2004       DECEMBER 31,
                                                (unaudited)            2003
--------------------------------------------------------------------------------
OPERATIONS:
Net investment income                             $6,321,343        $9,912,136
Net realized gain on investments                  73,417,907        15,757,929
Change in net unrealized a
  ppreciation on investments                    (44,252,475)       224,188,528
                                               -------------     -------------
Net increase in net assets
  resulting from operations                       35,486,775       249,858,593
                                               -------------     -------------

DISTRIBUTIONS PAID FROM:
Net investment income                            (6,343,581)       (9,912,155)
                                               -------------     -------------
Net decrease in net assets resulting from
  distributions paid                             (6,343,581)       (9,912,155)
                                               -------------     -------------
CAPITAL SHARE TRANSACTIONS:
Shares sold                                       58,769,402       146,407,373
Reinvested distributions                           5,999,087         9,349,576
Shares redeemed                                (165,368,715)     (197,612,660)
                                               -------------     -------------
Net decrease in net assets resulting from
  capital share transactions                   (100,600,226)      (41,855,711)
                                               -------------     -------------

TOTAL INCREASE (DECREASE) IN NET ASSETS         (71,457,032)       198,090,727

NET ASSETS:
Beginning of period                            1,079,900,167       881,809,440
                                               -------------     -------------
End of period                                 $1,008,443,135    $1,079,900,167
                                              ==============    ==============

TRANSACTIONS IN SHARES:
Shares sold                                        1,408,688         4,185,913
Reinvested distributions                             142,734           261,993
Shares redeemed                                  (3,966,866)       (5,531,245)
                                               -------------     -------------
Net decrease                                     (2,415,444)       (1,083,339)
                                               =============     =============

See notes to financial statements.

ICAP Equity Portfolio

Financial Highlights


------------------------------------------------------------------------------------------------------------------------------------
                                          SIX MONTHS ENDED
(For a share outstanding                   JUNE 30, 2004                           YEAR ENDED DECEMBER 31,
throughout the period)                      (unaudited)        2003           2002           2001           2000           1999
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD                            $40.89         $32.07         $43.01        $43.66          $43.14         $38.63

Income from investment operations:
  Net investment income                            0.25           0.37           0.36          0.36            0.48           0.51
  Net realized and unrealized gain (loss)
     on investments                                1.13           8.82        (10.94)        (0.64)            2.87           5.75
                                             ----------     ----------     ----------    ----------      ----------     ----------

     Total income (loss) from
       investment operations                       1.38           9.19        (10.58)        (0.28)            3.35           6.26
                                             ----------     ----------     ----------    ----------      ----------     ----------

Less distributions:
  From net investment income                     (0.25)         (0.37)         (0.36)        (0.37)          (0.48)         (0.51)
  From net realized gain on investments               -              -              -             -          (2.35)         (1.24)
                                             ----------     ----------     ----------    ----------      ----------     ----------

     Total distributions                         (0.25)         (0.37)         (0.36)        (0.37)          (2.83)         (1.75)
                                             ----------     ----------     ----------    ----------      ----------     ----------

NET ASSET VALUE, END OF PERIOD                   $42.02         $40.89         $32.07        $43.01          $43.66         $43.14
                                             ==========     ==========     ==========    ==========      ==========     ==========

TOTAL RETURN(1)                                   3.41%         28.83%       (24.66)%       (0.61)%           7.86%         16.28%

SUPPLEMENTAL DATA AND RATIOS:
  Net assets, end of period (in thousands)   $1,008,443     $1,079,900       $881,809    $1,190,907      $1,050,151       $959,527
  Ratio of expenses to average net assets:
     Before expense reimbursement(2)              0.86%          0.87%          0.86%         0.86%           0.86%          0.87%
     After expense reimbursement(2)               0.80%          0.80%          0.80%         0.80%           0.80%          0.80%
  Ratio of net investment income to
     average net assets:
     Before expense reimbursement(2)              1.13%          0.96%          0.90%         0.81%           1.07%          1.15%
     After expense reimbursement(2)               1.19%          1.03%          0.96%         0.87%           1.13%          1.22%
  Portfolio turnover rate(1)                        40%            97%            85%           87%            116%           118%


(1) Not annualized for the six months ended June 30, 2004.
(2) Annualized.

See notes to financial statements.

                      This page left blank intentionally.

ICAP Select Equity Portfolio

Performance (%) as of June 30, 2004
--------------------------------------------------------------------------------
                                                            ANNUALIZED
                                                  ------------------------------
                                                                        SINCE
                          2Q04    YTD    1 YEAR    3 YEAR    5 YEAR   12/31/1997
--------------------------------------------------------------------------------
ICAP Select
   Equity Portfolio       1.39   6.93     28.06      2.57      4.85      9.41
S&P 500 Index             1.72   3.44     19.11     -0.69     -2.20      4.03

Growth of $10,000
December 31, 1997 through June 30, 2004

ICAP Select Equity Portfolio:              $17,938
S&P 500 Index:                             $12,926


                  ICAP
               Select Equity      S&P 500
                 Portfolio         Index
------------------------------------------------------
12/31/97          $10,000         $10,000
 3/31/98          $11,366         $11,395
 6/30/98          $11,698         $11,771
 9/30/98           $9,720         $10,600
12/31/98          $11,533         $12,858
 3/31/99          $12,693         $13,498
 6/30/99          $14,158         $14,450
 9/30/99          $12,622         $13,548
12/31/99          $14,666         $15,564
 3/31/00          $15,513         $15,920
 6/30/00          $15,006         $15,497
 9/30/00          $15,434         $15,347
12/31/00          $16,058         $14,146
 3/31/01          $15,724         $12,469
 6/30/01          $16,625         $13,199
 9/30/01          $14,215         $11,262
12/31/01          $15,802         $12,465
 3/31/02          $15,507         $12,500
 6/30/02          $14,206         $10,825
 9/30/02          $11,499          $8,955
12/31/02          $11,925          $9,710
 3/31/03          $12,124          $9,404
 6/30/03          $14,008         $10,853
 9/30/03          $14,429         $11,139
12/31/03          $16,776         $12,496
 3/31/04          $17,692         $12,707
 6/30/04          $17,938         $12,926


The chart shown above assumes an initial gross investment of $10,000 made on December 31, 1997, the Portfolio's inception date. All performance in the above table and chart includes the reinvestment of all dividends and is net of fees and expenses. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. In the absence of existing fee waivers, the total return would be reduced. Current performance may be lower or higher than the performance data shown. To obtain performance information current to the most recent month end, please call 1-888-221-ICAP (4227) or visit www.icapfunds.com. The performance data table and chart do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares. The Portfolio's holdings may differ significantly from the securities in the index. The index is unmanaged and therefore does not reflect the cost of portfolio management or trading. A direct investment in any index is not possible.

ICAP Select Equity Portfolio
As of June 30, 2004

Fund Facts
Date of inception...................... 12/31/1997
Ticker symbol............................... ICSLX
CUSIP................................... 448926303
NAV........................................ $31.67
Net assets......................... $187.8 million

Fund Objective
The investment objective of the ICAP Select Equity Portfolio is to seek a superior total return. The Portfolio seeks to achieve its investment objective by investing primarily in U.S. dollar-denominated equity securities of companies with market capitalizations of at least $2 billion. The Portfolio seeks to achieve a total return greater than the S&P 500 Index over a full market cycle and indices comprised of value-oriented stocks over shorter periods. The Portfolio may invest up to 20% of its net assets in cash and cash equivalents for any purpose, including pending investment or reinvestment, and may invest up to 100% of its total assets in such instruments for temporary defensive purposes when market conditions warrant. To the extent the Portfolio invests for temporary defensive purposes, it may not achieve its investment objective. While the Discretionary Equity, Equity and Select Equity Portfolios are similar, the Select Equity Portfolio will concentrate its investments in fewer securities. The Select Equity Portfolio will typically hold between 15 and 30 securities.

Investor Profile
This Portfolio is most appropriate for investors who are willing to accept higher volatility for the potential of higher capital appreciation. The investor should be looking to invest for the long term.

Portfolio Characteristics
Number of holdings................................................. 26
Percent in equities............................................. 97.9%
Percent in cash and other assets less liabilities................ 2.1%
Price/earnings ratio............................................ 15.0x
Weighted average market cap............................... $93 billion

Top 10 Holdings
Percent of net assets
--------------------------------------------------------------------------------
Bank of America Corp.                            8.4%
Entergy Corp.                                    6.3%
Cendant Corp.                                    5.0%
J.P. Morgan Chase & Co.                          4.9%
Aventis SA ADR                                   4.7%
Microsoft Corp.                                  4.6%
Philips Electronics NV ADR                       4.6%
GlaxoSmithKline plc ADR                          4.5%
Citigroup, Inc.                                  4.5%
ConocoPhillips                                   4.2%

Sector Weightings
Percent of equities
--------------------------------------------------------------------------------
Basic industries ...............................3%
Capital spending ..............................12%
Consumer services.............................. 9%
Energy ........................................12%
Financial .....................................26%
Health care ...................................11%
Retail .........................................3%
Technology ....................................14%
Utilities .....................................10%

ICAP Select Equity Portfolio

Schedule of Investments by Sector
As of June 30, 2004 (unaudited)

--------------------------------------------------------------------------------
                                                    NUMBER
                                                  OF SHARES             VALUE
--------------------------------------------------------------------------------

COMMON STOCKS - 97.9%
BASIC INDUSTRIES - 2.8%
Archer-Daniels-Midland Co.                           310,300        $5,206,834
                                                                 -------------

CAPITAL SPENDING - 12.3%
Deere & Co.                                           50,750         3,559,605
General Electric Co.                                 175,250         5,678,100
Tyco International Ltd.                              188,600         6,250,204
Waste Management, Inc.                               250,300         7,671,695
                                                                 -------------
                                                                    23,159,604
                                                                 -------------

CONSUMER SERVICES - 9.1%
Cendant Corp.                                        385,600         9,439,488
Clear Channel Communications, Inc.                   191,550         7,077,772
Corinthian Colleges, Inc.*                            25,600           633,344
                                                                 -------------
                                                                    17,150,604
                                                                 -------------

ENERGY - 11.7%
BP plc ADR                                            78,350         4,197,209
ConocoPhillips                                       103,600         7,903,644
Marathon Oil Corp.                                   148,902         5,634,452
Occidental Petroleum Corp.                            88,050         4,262,501
                                                                 -------------
                                                                    21,997,806
                                                                 -------------

FINANCIAL - 25.2%
Bank of America Corp.                                186,450        15,777,399
Citigroup, Inc.                                      179,783         8,359,909
J.P. Morgan Chase & Co.                              237,750         9,217,568
Morgan Stanley                                       141,650         7,474,870
The St. Paul Travelers Cos., Inc.                    158,898         6,441,725
                                                                 -------------
                                                                    47,271,471
                                                                 -------------
HEALTH CARE - 11.3%
Aventis SA ADR                                       116,550         8,865,959
Baxter International, Inc.                           108,300         3,737,433
GlaxoSmithKline plc ADR                              205,700         8,528,322
                                                                 -------------
                                                                    21,131,714
                                                                 -------------

--------------------------------------------------------------------------------
                                                    NUMBER
                                                  OF SHARES             VALUE
--------------------------------------------------------------------------------

RETAIL - 2.7%
Target Corp.                                         118,800        $5,045,436
                                                                 -------------

TECHNOLOGY - 13.4%
International Business Machines Corp.                 88,800         7,827,720
Microsoft Corp.                                      303,300         8,662,248
Philips Electronics NV ADR                           316,050         8,596,560
                                                                 -------------
                                                                    25,086,528
                                                                 -------------

UTILITIES - 9.4%
Entergy Corp.                                        211,200        11,829,312
Public Service Enterprise Group, Inc.                147,800         5,916,434
                                                                 -------------
                                                                    17,745,746
                                                                 -------------

TOTAL COMMON STOCKS
  (cost $172,623,472)                                              183,795,743
                                                                 -------------


                                                  PRINCIPAL
                                                    AMOUNT
                                                   --------

SHORT-TERM INVESTMENT - 4.9%

VARIABLE RATE DEMAND DEPOSIT - 4.9%
UMB Bank Money Market
  Fiduciary                                       $9,165,375         9,165,375
                                                                 -------------

TOTAL SHORT-TERM INVESTMENT
  (cost $9,165,375)                                                  9,165,375
                                                                 -------------

TOTAL INVESTMENTS - 102.8%
  (cost $181,788,847)                                              192,961,118
Liabilities less Other Assets - (2.8)%                             (5,207,391)
                                                                 -------------

NET ASSETS 100.0%                                                 $187,753,727
                                                                 =============


See notes to financial statements.
*Non-income producing.

ICAP Select Equity Portfolio

Statement of Assets and Liabilities
June 30, 2004 (unaudited)

ASSETS:
Investments, at cost                                              $181,788,847
                                                                 =============

Investments, at value                                             $192,961,118
Receivable for securities sold                                         764,966
Dividends and interest receivable                                      151,065
Receivable for fund shares sold                                        669,054
Other assets                                                            14,912
                                                                 -------------
     Total assets                                                  194,561,115
                                                                 -------------


LIABILITIES:
Payable for securities purchased                                     6,622,396
Payable for fund shares redeemed                                        39,105
Accrued investment advisory fee                                         89,720
Accrued expenses and other liabilities                                  43,311
Dividends payable                                                       12,856
                                                                 -------------
     Total liabilities                                               6,807,388
                                                                 -------------

NET ASSETS                                                        $187,753,727
                                                                 =============

NET ASSETS CONSIST OF:
Capital stock                                                          $59,284
Paid-in-capital in excess of par                                   175,795,902
Accumulated net investment loss                                        (3,995)
Accumulated net realized gain
  on investments and foreign
  currency transactions                                                730,265
Net unrealized appreciation
  on investments                                                    11,172,271
                                                                 -------------

NET ASSETS                                                        $187,753,727
                                                                 =============

CAPITAL STOCK, $0.01 PAR VALUE
Authorized                                                         100,000,000
Issued and outstanding                                               5,928,385

NET ASSET VALUE, REDEMPTION
PRICE AND OFFERING PRICE
PER SHARE                                                               $31.67
                                                                        ======

See notes to financial statements.

Statement of Operations
For the six months ended June 30, 2004 (unaudited)

INVESTMENT INCOME:
Dividends(1)                                                        $1,510,662
Interest                                                                 8,218
                                                                 -------------
Total investment income                                              1,518,880
                                                                 -------------

EXPENSES:
Investment advisory fees                                               553,996
Fund administration and accounting fees                                 74,406
Federal and state registration fees                                     16,089
Shareholder servicing                                                   14,593
Custody fees                                                            10,652
Legal fees                                                              10,119
Audit fees                                                               9,981
Directors' fees and expenses                                             9,448
Reports to shareholders                                                  5,171
Other                                                                    2,025
                                                                 -------------

Total expenses before waiver
  and reimbursements                                                   706,480
Waiver and reimbursements
  of expenses by Adviser                                             (152,484)
                                                                 -------------

Net expenses                                                           553,996
                                                                 -------------

NET INVESTMENT INCOME                                                  964,884
                                                                 -------------

REALIZED AND UNREALIZED
GAIN ON INVESTMENTS:
Net realized gain on investments                                     6,249,450
Change in net unrealized appreciation
  on investments                                                     1,103,406
                                                                 -------------

Net gain on investments                                              7,352,856
                                                                 -------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $8,317,740
                                                                 =============

(1) Net of $28,485 in foreign withholding taxes.

ICAP Select Equity Portfolio

Statements of Changes in Net Assets
--------------------------------------------------------------------------------
                                              SIX MONTHS ENDED      YEAR ENDED
                                               JUNE 30, 2004       DECEMBER 31,
                                                (unaudited)            2003
--------------------------------------------------------------------------------
OPERATIONS:
Net investment income                               $964,884          $438,015
Net realized gain on investments                   6,249,450         5,155,269
Change in net unrealized appreciation/
  depreciation on investments                      1,103,406        12,390,532
                                               -------------     -------------
Net increase in net assets
  resulting from operations                        8,317,740        17,983,816
                                               -------------     -------------

DISTRIBUTIONS PAID FROM:
Net investment income                              (968,879)         (438,017)
                                               -------------     -------------
Net decrease in net assets resulting from
  distributions paid                               (968,879)         (438,017)
                                               -------------     -------------

CAPITAL SHARE TRANSACTIONS:
Shares sold                                      113,517,915        36,347,139
Reinvested distributions                             950,037           436,268
Shares redeemed                                 (15,083,903)      (11,293,824)
                                               -------------     -------------
Net increase in net assets resulting from
  capital share transactions                      99,384,049        25,489,583
                                               -------------     -------------

TOTAL INCREASE IN NET ASSETS                     106,732,910        43,035,382

NET ASSETS:
Beginning of period                               81,020,817        37,985,435
                                               -------------     -------------
End of period                                   $187,753,727       $81,020,817
                                               =============     =============

TRANSACTIONS IN SHARES:
Shares sold                                        3,667,877         1,393,360
Reinvested distributions                              30,109            17,567
Shares redeemed                                    (489,439)         (469,010)
                                               -------------     -------------
Net increase                                       3,208,547           941,917
                                               =============     =============

See notes to financial statements.

ICAP Select Equity Portfolio

Financial Highlights

------------------------------------------------------------------------------------------------------------------------------------
                                          SIX MONTHS ENDED
(For a share outstanding                   JUNE 30, 2004                           YEAR ENDED DECEMBER 31,
throughout the period)                      (unaudited)        2003           2002           2001           2000           1999
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD                            $29.79         $21.37         $28.50        $29.50          $27.91         $22.77

Income from investment operations:
  Net investment income                            0.18           0.21           0.16          0.15            0.32           0.38
  Net realized and unrealized gain (loss)
     on investments                                1.88           8.42         (7.13)        (0.62)            2.31           5.78
                                             ----------     ----------     ----------    ----------      ----------     ----------

     Total income (loss) from investment
       operations                                  2.06           8.63         (6.97)        (0.47)            2.63           6.16
                                             ----------     ----------     ----------    ----------      ----------     ----------

Less distributions:
  From net investment income                     (0.18)         (0.21)         (0.16)        (0.16)          (0.32)         (0.39)
  From net realized gain on investments               -              -              -        (0.37)          (0.72)         (0.63)
                                             ----------     ----------     ----------    ----------      ----------     ----------

     Total distributions                         (0.18)         (0.21)         (0.16)        (0.53)          (1.04)         (1.02)
                                             ----------     ----------     ----------    ----------      ----------     ----------

NET ASSET VALUE, END OF PERIOD                   $31.67         $29.79         $21.37        $28.50          $29.50         $27.91
                                             ==========     ==========     ==========    ==========      ==========     ==========
TOTAL RETURN(1)                                   6.93%         40.68%       (24.53)%       (1.59)%           9.49%         27.17%

SUPPLEMENTAL DATA AND RATIOS:
  Net assets, end of period (in thousands)     $187,754        $81,021        $37,985       $52,590         $38,239        $23,821
  Ratio of expenses to average net assets:
     Before expense reimbursement(2)              1.02%          1.22%          1.17%         1.19%           1.35%          1.53%
     After expense reimbursement(2)               0.80%          0.80%          0.80%         0.80%           0.80%          0.80%
  Ratio of net investment income to
     average net assets:
     Before expense reimbursement(2)              1.17%          0.46%          0.27%         0.15%           0.69%          0.90%
     After expense reimbursement(2)               1.39%          0.88%          0.64%         0.54%           1.24%          1.63%
  Portfolio turnover rate (1)                      142%           317%           358%          309%            400%           375%



(1) Not annualized for the six months ended June 30, 2004.
(2) Annualized.

See notes to financial statements.

ICAP Euro Select Equity Portfolio

Performance (%) as of June 30, 2004
--------------------------------------------------------------------------------
                                                            ANNUALIZED
                                                  ------------------------------
                                                                        SINCE
                          2Q04    YTD    1 YEAR    3 YEAR    5 YEAR   12/31/1997
--------------------------------------------------------------------------------
ICAP Euro Select
  Equity Portfolio        3.30   4.58     31.61      6.47      4.32      7.83
MSCI-Europe Index         2.13   3.04     28.87      4.07      0.31      3.79

Growth of $10,000
December 31, 1997 through June 30, 2004


ICAP Euro Select Equity Portfolio:                        $16,315
Morgan Stanley Capital International Europe Index:        $12,734


                            Morgan Stanley
                 ICAP Euro     Capital
                   Select    International
                   Equity       Europe
                 Portfolio      Index
----------------------------------------------------
12/31/97          $10,000      $10,000
 3/31/98          $12,120      $12,030
 6/30/98          $13,368      $12,649
 9/30/98          $10,257      $10,826
12/31/98          $12,740      $12,853
 3/31/99          $13,070      $12,582
 6/30/99          $13,204      $12,543
 9/30/99          $12,857      $12,689
12/31/99          $15,546      $14,896
 3/31/00          $15,954      $14,908
 6/30/00          $15,226      $14,437
 9/30/00          $14,264      $13,382
12/31/00          $14,798      $13,646
 3/31/01          $13,067      $11,525
 6/30/01          $13,518      $11,298
 9/30/01          $12,529       $9,930
12/31/01          $13,473      $10,930
 3/31/02          $13,310      $10,918
 6/30/02          $13,201      $10,426
 9/30/02          $10,063       $8,046
12/31/02          $10,998       $8,921
 3/31/03          $10,242       $8,099
 6/30/03          $12,397       $9,882
 9/30/03          $12,906      $10,268
12/31/03          $15,600      $12,359
 3/31/04          $15,794      $12,469
 6/30/04          $16,315      $12,734

The chart shown above assumes an initial gross investment of $10,000 made on December 31, 1997, the Portfolio's inception date. All performance in the above table and chart includes the reinvestment of all dividends and is net of fees and expenses. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. In the absence of existing fee waivers, the total return would be reduced. Current performance may be lower or higher than the performance data shown. To obtain performance information current to the most recent month end, please call 1-888-221-ICAP (4227) or visit www.icapfunds.com. The performance data table and chart do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares. The Portfolio's holdings may differ significantly from the securities in the index. The index is unmanaged and therefore does not reflect the cost of portfolio management or trading. A direct investment in any index is not possible.

ICAP Euro Select Equity Portfolio
As of June 30, 2004

Fund Facts
Date of inception...................... 12/31/1997
Ticker symbol............................... ICEUX
CUSIP................................... 448926402
NAV........................................ $25.10
Net assets.......................... $60.6 million

Fund Objective
The investment objective of the ICAP Euro Select Equity Portfolio is to seek a superior total return with income as a secondary objective. The Portfolio seeks to achieve its investment objective by investing primarily in equity securities, predominantly American Depositary Receipts ("ADRs"), of established European companies with market capitalizations of at least $2 billion. (See the prospectus for an explanation of ADRs.) The Portfolio seeks to achieve a total return greater than the Morgan Stanley Capital International Europe Index (the "MSCI-Europe Index"). The Portfolio may invest up to 20% of its net assets in cash and cash equivalents for any purpose, including pending investment or reinvestment, and may invest up to 100% of its total assets in such instruments for temporary defensive purposes when market conditions warrant. To the extent the Portfolio invests for temporary defensive purposes, it may not achieve its investment objective. The Portfolio will typically hold between 15 and 30 securities.

Investor Profile
This Portfolio is most appropriate for investors who are willing to accept higher volatility for the potential of higher capital appreciation. The investor should be looking to invest for the long term.

Portfolio Characteristics
Number of holdings................................................. 19
Percent in equities............................................. 95.9%
Percent in cash and other assets less liabilities................ 4.1%
Price/earnings ratio............................................ 13.1x
Weighted average market cap............................... $64 billion

Top 10 Holdings
Percent of net assets
--------------------------------------------------------------------------------
Royal Bank of Scotland Group plc                 7.7%
Telecom Italia S.p.A. ADR                        6.2%
Aventis SA ADR                                   6.2%
GlaxoSmithKline plc ADR                          6.0%
Philips Electronics NV ADR                       4.9%
ING Groep NV ADR                                 4.8%
BASF AG ADR                                      4.8%
E.ON AG ADR                                      4.8%
Investor AB Class B                              4.8%
ABN AMRO Holding NV ADR                          4.8%

Country Composition
Percent of equities
--------------------------------------------------------------------------------
Belgium ........................................5%
Finland ........................................4%
France ........................................12%
Germany .......................................10%
Italy .........................................11%
Netherlands ...................................15%
Sweden .........................................5%
Switzerland ...................................14%
United Kingdom ................................24%

ICAP Euro Select Equity Portfolio

Schedule of Investments by Sector
As of June 30, 2004 (unaudited)

--------------------------------------------------------------------------------
                                                    NUMBER
                                                  OF SHARES             VALUE
--------------------------------------------------------------------------------

COMMON STOCKS - 95.9%
BASIC INDUSTRIES - 4.8%
BASF AG ADR                                           54,200        $2,918,670
                                                                 -------------

CAPITAL SPENDING - 4.8%
Investor AB Class B                                  284,250         2,905,516
                                                                 -------------

COMMUNICATIONS - 6.2%
Telecom Italia S.p.A. ADR                            120,400         3,767,316
                                                                 -------------

CONSUMER SERVICES - 4.7%
Groupe Bruxelles Lambert SA                           44,650         2,854,797
                                                                 -------------

CONSUMER STAPLES - 4.6%
Nestle SA ADR                                         41,550         2,770,222
                                                                 -------------

ENERGY - 13.9%
BP plc ADR                                            52,600         2,817,782
ENI S.p.A. ADR                                        27,000         2,709,180
Total SA ADR                                          29,800         2,863,184
                                                                 -------------
                                                                     8,390,146
                                                                 -------------

FINANCIAL - 26.4%
ABN AMRO Holding NV ADR                              131,750         2,905,087
Credit Suisse Group ADR                               77,800         2,786,018
ING Groep NV ADR                                     123,900         2,936,430
Royal Bank of Scotland Group plc                     161,000         4,636,707
UBS AG ADR                                            38,750         2,753,575
                                                                 -------------
                                                                    16,017,817
                                                                 -------------
HEALTH CARE - 12.2%
Aventis SA ADR                                        48,989         3,726,593
GlaxoSmithKline plc ADR                               88,250         3,658,845
                                                                 -------------
                                                                     7,385,438
                                                                 -------------


--------------------------------------------------------------------------------
                                                    NUMBER
                                                  OF SHARES             VALUE
--------------------------------------------------------------------------------

RETAIL - 4.6%
Tesco plc                                            578,200        $2,791,907
                                                                 -------------

TECHNOLOGY - 4.9%
Philips Electronics NV ADR                           108,916         2,962,515
                                                                 -------------

UTILITIES - 8.8%
E.ON AG ADR                                           40,150         2,910,473
Fortum Oyj                                           191,300         2,443,910
                                                                 -------------
                                                                     5,354,383
                                                                 -------------
TOTAL COMMON STOCKS
  (cost $51,322,058)                                                58,118,727
                                                                 -------------

                                                  PRINCIPAL
                                                    AMOUNT
                                                   --------

SHORT-TERM INVESTMENT - 5.3%

VARIABLE RATE DEMAND DEPOSIT - 5.3%
UMB Bank Money Market
  Fiduciary                                       $3,202,471         3,202,471
                                                                 -------------

TOTAL SHORT-TERM INVESTMENT
  (cost $3,202,471)                                                  3,202,471
                                                                 -------------

TOTAL INVESTMENTS - 101.2%
  (cost $54,524,529)                                                61,321,198
Liabilities less Other Assets - (1.2)%                               (736,842)
                                                                 -------------

NET ASSETS - 100.0%                                                $60,584,356
                                                                 =============


See notes to financial statements.

ICAP Euro Select Equity Portfolio

Statement of Assets and Liabilities
June 30, 2004 (unaudited)


ASSETS:
Investments, at cost                                               $54,524,529
                                                                 =============

Investments, at value                                              $61,321,198
Receivable for securities sold                                         174,435
Dividends and interest receivable                                      166,250
Tax reclaim receivable                                                  40,319
Receivable for fund shares sold                                         62,071
Other assets                                                            14,069
                                                                 -------------
     Total assets                                                   61,778,342
                                                                 -------------


LIABILITIES:
Payable for securities purchased                                       962,468
Payable for fund shares redeemed                                        19,337
Payable to custodian                                                   146,981
Accrued investment advisory fee                                         18,706
Accrued expenses and other liabilities                                  39,502
Dividends payable                                                        6,992
                                                                 -------------
     Total liabilities                                               1,193,986
                                                                 -------------

NET ASSETS                                                         $60,584,356
                                                                 =============

NET ASSETS CONSIST OF:
Capital stock                                                          $24,140
Paid-in-capital in excess of par                                    53,473,384
Accumulated net investment income                                      201,445
Accumulated net realized gain
  on investments and foreign
  currency transactions                                                 88,718
Net unrealized appreciation
  on investments                                                     6,796,669
                                                                 -------------

NET ASSETS                                                         $60,584,356
                                                                 =============

CAPITAL STOCK, $0.01 PAR VALUE
Authorized                                                         100,000,000
Issued and outstanding                                               2,414,039

NET ASSET VALUE, REDEMPTION
PRICE AND OFFERING PRICE
PER SHARE                                                               $25.10
                                                                        ======

See notes to financial statements.

Statement of Operations
For the six months ended June 30, 2004 (unaudited)

INVESTMENT INCOME:
Dividends(1)                                                          $924,808
Interest                                                                 1,977
                                                                 -------------
Total investment income                                                926,785
                                                                 -------------

EXPENSES:
Investment advisory fees                                               225,341
Fund administration and accounting fees                                 47,044
Custody fees                                                            13,332
Shareholder servicing                                                   10,922
Federal and state registration fees                                     10,917
Legal fees                                                              10,119
Audit fees                                                               9,981
Directors' fees and expenses                                             9,448
Reports to shareholders                                                  4,857
Other                                                                    2,089
                                                                 -------------

Total expenses before waiver
  and reimbursements                                                   344,050
Waiver and reimbursements
  of expenses by Adviser                                             (118,709)
                                                                 -------------

Net expenses                                                           225,341
                                                                 -------------

NET INVESTMENT INCOME                                                  701,444
                                                                 -------------

REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments                                     2,248,206
Change in net unrealized appreciation
  on investments                                                     (682,833)
                                                                 -------------

Net gain on investments                                              1,565,373
                                                                 -------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $2,266,817
                                                                 =============


(1) Net of $139,571 in foreign withholding taxes.

ICAP Euro Select Equity Portfolio

Statements of Changes in Net Assets
--------------------------------------------------------------------------------
                                              SIX MONTHS ENDED      YEAR ENDED
                                               JUNE 30, 2004       DECEMBER 31,
                                                (unaudited)            2003
--------------------------------------------------------------------------------
OPERATIONS:
Net investment income                               $701,444          $471,347
Net realized gain on investments                   2,248,206         2,290,919
Change in net unrealized appreciation/
  depreciation on investments                      (682,833)         7,556,855
                                               -------------     -------------
Net increase in net assets
  resulting from operations                        2,266,817        10,319,121
                                               -------------     -------------

DISTRIBUTIONS PAID FROM:
Net investment income                              (499,999)         (508,016)
                                               -------------     -------------
Net decrease in net assets resulting from
  distributions paid                               (499,999)         (508,016)
                                               -------------     -------------

CAPITAL SHARE TRANSACTIONS:
Shares sold                                       18,003,376        26,873,765
Reinvested distributions                             493,007           485,747
Shares redeemed                                  (5,396,038)       (9,933,469)
Redemption fees                                        2,581            71,936
                                               -------------     -------------
Net increase in net assets resulting from
  capital share transactions                      13,102,926        17,497,979
                                               -------------     -------------

TOTAL INCREASE IN NET ASSETS                      14,869,744        27,309,084

NET ASSETS:
Beginning of period                               45,714,612        18,405,528
                                               -------------     -------------
End of period                                    $60,584,356       $45,714,612
                                               =============     =============

TRANSACTIONS IN SHARES:
Shares sold                                          723,942         1,315,281
Reinvested distributions                              19,642            26,504
Shares redeemed                                    (218,810)         (507,269)
                                               -------------     -------------
Net increase                                         524,774           834,516
                                               =============     =============


See notes to financial statements.

ICAP Euro Select Equity Portfolio

Financial Highlights

------------------------------------------------------------------------------------------------------------------------------------
                                          SIX MONTHS ENDED
(For a share outstanding                   JUNE 30, 2004                           YEAR ENDED DECEMBER 31,
throughout the period)                      (unaudited)        2003           2002           2001           2000           1999
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD                            $24.20         $17.45         $21.69        $24.19          $27.91         $24.32

Income from investment operations:
  Net investment income                            0.29           0.39           0.29          0.18            0.38           0.45
  Net realized and unrealized gain (loss)
     on investments(1)                             0.82           6.77         (4.24)        (2.35)          (1.69)           4.80
                                             ----------     ----------     ----------    ----------      ----------     ----------

     Total income (loss) from investment
       operations                                  1.11           7.16         (3.95)        (2.17)          (1.31)           5.25
                                             ----------     ----------     ----------    ----------      ----------     ----------

Less distributions:
  From net investment income                     (0.21)         (0.41)         (0.29)        (0.20)          (0.37)         (0.44)
  From net realized gain on investments               -              -              -        (0.10)          (2.04)         (1.22)
  From return of capital                              -              -              -        (0.03)               -              -
                                             ----------     ----------     ----------    ----------      ----------     ----------

     Total distributions                         (0.21)         (0.41)         (0.29)        (0.33)          (2.41)         (1.66)
                                             ----------     ----------     ----------    ----------      ----------     ----------

NET ASSET VALUE, END OF PERIOD                   $25.10         $24.20         $17.45        $21.69          $24.19         $27.91
                                             ==========     ==========     ==========    ==========      ==========     ==========

TOTAL RETURN(2)                                   4.58%         41.85%       (18.37)%       (8.95)%         (4.81)%         22.03%

SUPPLEMENTAL DATA AND RATIOS:
  Net assets, end of period (in thousands)      $60,584        $45,715        $18,406       $20,203         $33,409        $31,867
  Ratio of expenses to average net assets:
     Before expense reimbursement(3)              1.22%          1.57%          1.66%         1.65%           1.51%          1.61%
     After expense reimbursement(3)(4)            0.80%          0.80%          0.80%         0.95%           1.00%          1.00%
  Ratio of net investment income to
     average net assets:
     Before expense reimbursement(3)              2.07%          1.12%          0.62%         0.02%           1.02%          1.10%
     After expense reimbursement(3)               2.49%          1.89%          1.48%         0.72%           1.53%          1.71%
  Portfolio turnover rate(2)                        82%           218%           276%          267%            370%           245%



(1)  For 2004, 2003 and 2002, includes $0.001, $0.05 and $0.07, respectively, in redemption fees.
(2)  Not annualized for the six months ended June 30, 2004.
(3)  Annualized.
(4) Prior to September 1, 2001, the Adviser voluntarily reimbursed the Portfolio to the extent necessary to ensure that the Portfolio's operating expenses would not exceed 1.00% of its average net assets. Beginning September 1, 2001 and thereafter, the Adviser voluntarily increased the reimbursement paid to the Portfolio to the extent necessary to ensure that the Portfolio's operating expenses would not exceed 0.80% of its average net assets. As a result, the effective expense ratio after expense reimbursement for the year ended December 31, 2001 was 0.95%.

See notes to financial statements.

Notes to Financial Statements
June 30, 2004 (unaudited)

Organization
ICAP Funds, Inc. ("ICAP") was incorporated on November 1, 1994 under the laws of the State of Maryland and is registered as an open-end management investment company under the Investment Company Act of 1940. ICAP is comprised of four portfolios, the ICAP Discretionary Equity Portfolio, the ICAP Equity Portfolio, the ICAP Select Equity Portfolio and the ICAP Euro Select Equity Portfolio (the "Portfolios"), the first two of which are diversified portfolios and the last two of which are non-diversified portfolios. Institutional Capital Corporation is the investment adviser (the "Adviser") to the Portfolios. The Discretionary Equity and Equity Portfolios commenced operations after the close of business on December 31, 1994 and the Select Equity and Euro Select Equity Portfolios commenced operations after the close of business on December 31, 1997.

Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by ICAP in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

(A) INVESTMENT VALUATION - Common stocks and other equity-type securities are valued at the last sales price on the U.S. or foreign securities exchange on which such securities are primarily traded, and with respect to equity securities traded on Nasdaq, such securities are valued using the Nasdaq Official Closing Price. However, securities traded on the U.S. or foreign securities exchange or Nasdaq for which there were no transactions on a given day or securities not listed on an exchange or Nasdaq are valued at the most recent bid prices. Debt securities are valued by a pricing service that utilizes techniques to determine values for normal institutional-sized trading units of debt securities without regard to the existence of sale or bid prices when such values are believed to more accurately reflect the fair value of such securities; otherwise, actual sale or bid prices are used. Any securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Directors. Debt securities having remaining maturities of 60 days or less when purchased are valued by the amortized cost method when the Board of Directors determines that the fair value of such securities is their amortized cost. Under this method of valuation, a security is initially valued at its acquisition cost, and thereafter, amortization of any discount or premium is recognized daily.

(B) FOREIGN CURRENCY TRANSLATIONS - Values of investments denominated in foreign currencies are converted into U.S.dollars using the spot market rate of exchange at the time of valuation. Purchases and sales of investments and dividend income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transactions. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. Foreign denominated assets may involve greater risks than domestic transactions, including currency, political and economic, regulatory and market risks.

(C) FEDERAL INCOME AND EXCISE TAXES - It is each Portfolio's policy to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all investment company net taxable income and net capital gains each year to shareholders in a manner which results in no tax cost to the Portfolio. Therefore, no federal income or excise tax provision is recorded.

(D) DISTRIBUTIONS TO SHAREHOLDERS - Distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income are declared and paid quarterly. In the case of the Euro Select Equity Portfolio, dividends from net investment income are declared and paid either annually or semi-annually. Distributions of net realized capital gains, if any, will be declared at least annually. The character of distributions made during the year from net investment income or net realized gain may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain/(loss) items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

(E) SHORT-TERM INVESTMENTS - The Portfolios maintain uninvested cash in a bank overnight investment vehicle at their custodian. This may present credit risk to the extent the custodian fails to perform in accordance with the custody agreement. The creditworthiness of the custodian is monitored and this investment is considered to present minimal credit risk by the Portfolios' Adviser.
(F) ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(G) REDEMPTION FEES - The Euro Select Equity Portfolio is authorized to deduct a fee of 2.00% from the current value of shares redeemed within one month of purchase. The redemption fee is treated as additional paid-in-capital.

(H) OTHER - Investment transactions are accounted for on the trade date. The Portfolios determine the gain or loss realized from the investment transactions by comparing the identified original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Dividends from foreign securities are recorded on the ex-dividend date, or as soon as the information is available. Any non-cash dividends are recognized as investment income at the fair value of the property received.

Investment Transactions
The aggregate purchases and sales of securities, excluding short-term investments and U.S. government obligations, for the Portfolios for the six months ended June 30, 2004 are summarized below:
--------------------------------------------------------------------------------
                       ICAP                          ICAP           ICAP
                  DISCRETIONARY       ICAP          SELECT      EURO SELECT
                      EQUITY         EQUITY         EQUITY         EQUITY
                    PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
--------------------------------------------------------------------------------
Purchases          $25,692,385    $421,781,312   $286,756,393   $57,022,362
Sales              $72,528,509    $534,875,548   $188,818,306   $44,417,128

There were no purchases or sales of U.S. government obligations.

Federal Income Tax Information
At June 30, 2004, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:
--------------------------------------------------------------------------------
                        ICAP                          ICAP           ICAP
                   DISCRETIONARY       ICAP          SELECT      EURO SELECT
                       EQUITY         EQUITY         EQUITY         EQUITY
                     PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
--------------------------------------------------------------------------------
Cost of
   investments      $28,034,679   $866,044,491   $181,838,032    $54,609,593
                   ============   ============   ============   ============
Gross unrealized
   appreciation      $5,111,478   $184,382,720    $13,609,348     $7,408,948
Gross unrealized
   depreciation       (238,598)    (5,131,601)    (2,486,262)      (697,343)
                   ------------   ------------   ------------   ------------
Net unrealized
   appreciation
   on investments    $4,872,880   $179,251,119    $11,123,086     $6,711,605
                   ============   ============   ============   ============

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of December 31, 2003, the components of accumulated earnings on a tax basis were as follows:
--------------------------------------------------------------------------------
                        ICAP                          ICAP           ICAP
                   DISCRETIONARY       ICAP          SELECT      EURO SELECT
                       EQUITY         EQUITY         EQUITY         EQUITY
                     PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
--------------------------------------------------------------------------------
Accumulated
   capital and
   other losses    $(6,168,479) $(111,426,477)   $(5,484,641)   $(2,124,071)
Unrealized
   appreciation
   on investments    16,445,431    223,391,928     10,034,321      7,444,085
                   ------------   ------------   ------------   ------------
Total accumulated
   earnings         $10,276,952   $111,965,451     $4,549,680     $5,320,014
                   ============   ============   ============   ============

At December 31, 2003, the Discretionary Equity, Equity, Select Equity and Euro Select Equity Portfolios had accumulated capital loss carryforwards of $6,168,479, $111,426,477, $5,484,641 and $2,124,071, respectively, of which $0,
$60,689, $0 and $0, respectively, expire in the year 2009, $6,111,509, $103,260,287, $5,484,641 and $2,124,071, respectively, expire in 2010, and
$56,970, $8,105,501, $0 and $0, respectively, expire in 2011. To the extent that a Portfolio realizes future net capital gains, those gains will be offset by its unused capital loss carryforwards. The Select Equity and Euro Select Equity Portfolios utilized $3,368,613 and $1,545,479, respectively, of their capital loss carryforwards during the year ended December 31, 2003.

The tax components of dividends paid during the years ended December 31, 2003 and 2002 were as follows:
--------------------------------------------------------------------------------
                        ICAP                          ICAP           ICAP
                   DISCRETIONARY       ICAP          SELECT      EURO SELECT
                       EQUITY         EQUITY         EQUITY         EQUITY
                     PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
--------------------------------------------------------------------------------
2003 Ordinary Income   $721,980     $9,912,155       $438,017       $508,016
2002 Ordinary Income   $715,813     $9,809,468       $332,627       $297,931

For the year ended December 31, 2003, 100% of dividends paid from net investment income from each of the Portfolios is designated as qualified dividend income.

Investment Advisory Agreement
The Portfolios each pay the Adviser an annual management fee of 0.80% of the Portfolio's average net assets. Pursuant to an expense cap agreement dated April 30, 1999, as amended on May 1, 2004, between the Adviser and the Portfolios, the Adviser agreed to waive its management fee and/or reimburse each Portfolio to the extent necessary to ensure that each Portfolios' expenses would not exceed 0.80% of its average net assets. The term of this amended expense cap agreement is 12 months. Since inception of the Portfolios, the Adviser has voluntarily reimbursed each Portfolio to the extent necessary to ensure that each Portfolio's operating expenses would not exceed the annual management fee.

Affiliated Transactions
In May 2004, the Discretionary Equity Portfolio made in-kind redemptions of shares in the amount of $39,299,405 to affiliated shareholders of the Portfolio. The in-kind redemptions were effected at approximately the affiliated shareholders' respective proportionate shares of the Portfolio's net assets on the days of the redemptions and did not result in dilution of the interests of the Portfolio's remaining shareholders.

Change in Independent Auditors
Based on the recommendation of the Audit Committee of the Fund, the Board of Directors has determined not to retain PricewaterhouseCoopers LLP as the Fund's independent auditor and voted to appoint Ernst & Young LLP for the fiscal year ending December 31, 2004. During the two most recent fiscal years, PricewaterhouseCoopers LLP's audit reports contained no adverse opinion or disclaimer of opinion; nor were their reports qualified as to uncertainty, audit scope, or accounting principles. Further, there were no disagreements between the Fund and PricewaterhouseCoopers LLP on accounting principles, financial statement disclosure or audit scope, which, if not resolved to the satisfaction of PricewaterhouseCoopers LLP, would have caused them to make reference to the disagreement in their report.

Proxy Voting Policies
ICAP has adopted proxy voting policies and procedures under which the Portfolios have delegated to the Adviser the power to vote proxies relating to securities held by the Portfolios. A description of ICAP's proxy voting policies and procedures is available without charge, upon request, by calling toll free 1-888-221-ICAP (4227). Alternatively, this information is available on the Edgar Database on the SEC's web site located at www.sec.gov.

In addition, each Portfolio's complete proxy voting record for the 12 months ended June 30, 2004 will be available after August 31, 2004 without charge, upon request, by calling toll free 1-888-221-ICAP (4227). Alternatively, this information will be available after August 31, 2004 on the Edgar Database on the SEC's web site located at www.sec.gov.

                      This page left blank intentionally.

DIRECTORS
PAMELA H. CONROY
Senior Vice President, Secretary, Treasurer and Director,
Institutional Capital Corporation

DR. JAMES A. GENTRY
Professor Emeritus of Finance, University of Illinois

JOSEPH ANDREW HAYS
Principal, The Hays Group,
Consultants to Management

ROBERT H. LYON
President, Chief Investment Officer and Director, Institutional Capital Corporation

HAROLD W. NATIONS
Principal, Twin Crescents Realty LLC

OFFICERS

ROBERT H. LYON
President

PAMELA H. CONROY
Vice President, Treasurer and Secretary

INVESTMENT ADVISER

INSTITUTIONAL CAPITAL CORPORATION
225 West Wacker Drive, Suite 2400
Chicago, Illinois  60606
www.icapfunds.com
CUSTODIAN

UMB BANK, N.A.
928 Grand Boulevard
Kansas City, Missouri 64106

DIVIDEND - DISBURSING AND TRANSFER AGENT

UMB FUND SERVICES, INC.
P.O. Box 2160
Milwaukee, Wisconsin 53201-2160

ADMINISTRATOR AND FUND ACCOUNTANT

UMB FUND SERVICES, INC.
803 West Michigan Street, Suite A
Milwaukee, Wisconsin 53233-2301

INDEPENDENT ACCOUNTANTS

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

LEGAL COUNSEL

GODFREY & KAHN, S.C.
780 North Water Street
Milwaukee, Wisconsin 53202-3590

This semi-annual report is submitted for the general information of the shareholders of the ICAP Funds. It is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

[LOGO]
ICAP
INSTITUTIONAL CAPITAL*

ICAP FUNDS
225 WEST WACKER DRIVE, SUITE 2400
CHICAGO, IL 60606
1-888-221-ICAP (4227)
WWW.ICAPFUNDS.COM

                                                                107-0804-28.3M
c/Copyright 2004 Institutional Capital Corporation                 IC-410-0804

Item 2 - Code of Ethics

      Not applicable to semi-annual reports.


Item 3 - Audit Committee Financial Expert

      Not applicable to semi-annual reports.


Item 4 - Principal Accountant Fees and Services

      Not applicable to semi-annual reports.


Item 5 - Audit Committee of Listed Registrants

      Not applicable.


Item 6 - Schedule of Investments

      Disclosure requirement currently not effective.


Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

      Not applicable.


Item 8 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

      Not applicable.


Item 9 - Submission of Matters to a Vote of Security Holders

The Registrant does not currently have procedures by which shareholders recommend nominees to the Registrant's board of directors.

Item 10 - Controls and Procedures

(a) Based on an evaluation of the Registrant's disclosure controls and procedures, as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Disclosure Controls"), as of a date within 90 days prior to the filing date (the "Filing Date") of this Form N-CSR (the "Report"), the Registrant's principal executive officer and principal financial officer concluded that the Registrant's Disclosure Controls are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There was no change in the Registrant's internal control over financial reporting that occurred during the Registrant's first fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.


Item 11 - Exhibits

(a)(1) Code of Ethics - Not applicable to semi-annual reports.


(a)(2) Certifications for the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940.


(b) Certifications for the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ICAP Funds, Inc.

By:   /s/ Pamela H. Conroy
      ----------------------------
      Pamela H. Conroy
      Vice President and Treasurer

Date: August 24, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:   /s/ Robert H. Lyon
      ----------------------------
      Robert H. Lyon
      President (Principal Executive Officer)

Date: August 24, 2004


By:   /s/ Pamela H. Conroy
      ----------------------------
      Pamela H. Conroy
      Vice President and Treasurer (Principal Financial Officer)

Date: August 24, 2004